Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2015	May 15, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	VIVEVE MEDICAL, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		50,773,566
Entity Public Float			$ 1,093,250
Amendment Flag	false
Entity Central Index Key	0000879682
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1